Property, plant and equipment - Summary of Movements in Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	€ 134,718	€ 41,544
Acquisition of assets (Mega-E)		90,651
Acquisition of subsidiary (MOMA)		181
Additions	70,076	30,449
Disposals	(15,929)	(24,309)
Depreciation	(20,347)	(16,727)
Accumulated depreciation of disposals	7,960	12,951
Impairments	(510)	(701)	€ (354)
Reversal of impairments	635	679	381
Reclassifications	0	0
Property, plant and equipment	176,603	134,718	41,544
Chargers and charging infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	126,469	30,597
Acquisition of assets (Mega-E)		88,026
Acquisition of subsidiary (MOMA)		0
Additions	0	0
Disposals	(15,335)	(24,309)
Depreciation	(20,090)	(16,542)
Accumulated depreciation of disposals	7,960	12,951
Impairments	(510)	(701)
Reversal of impairments	635	679
Reclassifications	37,192	35,768
Property, plant and equipment	136,321	126,469	30,597
Other fixed assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	685	481
Acquisition of assets (Mega-E)		0
Acquisition of subsidiary (MOMA)		181
Additions	190	208
Disposals	0	0
Depreciation	(257)	(185)
Accumulated depreciation of disposals	0	0
Impairments	0	0
Reversal of impairments	0	0
Reclassifications	0	0
Property, plant and equipment	618	685	481
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	7,564	10,466
Acquisition of assets (Mega-E)		2,625
Acquisition of subsidiary (MOMA)		0
Additions	69,886	30,241
Disposals	(594)	0
Depreciation	0	0
Accumulated depreciation of disposals	0	0
Impairments	0	0
Reversal of impairments	0	0
Reclassifications	(37,192)	(35,768)
Property, plant and equipment	39,664	7,564	10,466
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	156,766	59,794
Property, plant and equipment	210,913	156,766	59,794
Cost | Chargers and charging infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	146,898	47,413
Property, plant and equipment	168,755	146,898	47,413
Cost | Other fixed assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	2,304	1,915
Property, plant and equipment	2,494	2,304	1,915
Cost | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	7,564	10,466
Property, plant and equipment	39,664	7,564	10,466
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(22,048)	(18,250)
Property, plant and equipment	(34,310)	(22,048)	(18,250)
Accumulated depreciation and impairment | Chargers and charging infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(20,429)	(16,816)
Property, plant and equipment	(32,434)	(20,429)	(16,816)
Accumulated depreciation and impairment | Other fixed assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(1,619)	(1,434)
Property, plant and equipment	(1,876)	(1,619)	(1,434)
Accumulated depreciation and impairment | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	0	0
Property, plant and equipment	€ 0	€ 0	€ 0